Significant Accounting Policies	6 Months Ended
Jun. 30, 2014
Significant Accounting Policies [Abstract]:
Significant Accounting Policies and Recent Accounting Pronouncements [Text Block]

2. Significant Accounting Policies and Recent Accounting Pronouncements:

A discussion of the Company's significant accounting policies can be found in the Company's Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2013. There have been no material changes to these policies in the six-month period ended June 30, 2014, however the Company adopted the accounting policies relating to the sale and leaseback transactions and finance leases.

Finance leases: FASB ASC 840 classifies leases as finance or operating. Finance leases are accounted for as the acquisition of an asset and the incurrence of an obligation by the lessee and as a sale or financing by the lessor. All other leases are accounted for as operating leases. The determination of whether an arrangement is (or contains) a capital lease is based on the substance of the arrangement at the inception date and is assessed in accordance with the criteria set in ASC 840-10-25-1.

Finance leases are capitalised at the commencement of the lease at the lower between the fair value of the leased asset and the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability. Finance charges are recognised in finance costs in the consolidated statement of income. The lease payments are allocated between liability and finance costs to achieve a constant rate on the capital balance outstanding.  If the lease agreement transfers the ownership of the leased asset to the lessee, then the asset is depreciated over its useful economic life (estimated at 30 years), else it is depreciated over the lease term.

For sale and lease back transactions, whereas the fair value of the asset sold is more than its carrying amount, any indicated loss on the sale is in substance a prepayment of rent and thus, in accordance with ASC 840-40-35-4, the Company defers this prepaid rental and amortizes it over the lease term. In case the fair value of the asset sold is less than its carrying amount, any indicated loss on the sale is recognized in the consolidated statement of income as incurred.

Operating lease payments are recognised as an operating expense in the consolidated statement of income on a straight-line basis over the lease term.

New accounting pronouncements

Revenue from Contracts with Customers: The FASB and the International Accounting Standards Board (IASB) (collectively, the Boards) jointly issued a standard that will supersede virtually all of the existing revenue recognition guidance in US GAAP and IFRS and  is effective for annual periods beginning on or after January 1, 2017. The standard establishes a five-step model that will apply to revenue earned from a contract with a customer (with limited exceptions), regardless of the type of revenue transaction or the industry. The standard's requirements will also apply to the recognition and measurement of gains and losses on the sale of some non-financial assets that are not an output of the entity's ordinary activities (e.g., sales of property, plant and equipment or intangibles). Extensive disclosures will be required, including disaggregation of total revenue; information about performance obligations; changes in contract asset and liability account balances between periods and key judgments and estimates. Management is in the process of accessing the impact of the new standard on Company's financial position and performance.